Notes Payable and Lines of Credit (Parenthetical) (Detail)	12 Months Ended
Mar. 31, 2017 USD ($)
Hendel Revolving Line Of Credit [Member]
Debt Instrument [Line Items]
Debt Instrument, Maturity Date	Mar. 31, 2017
Long-term Debt, Fair Value	$ 100,000
Debt Instrument, Basis Spread on Variable Rate	4.50%
Hendel Revolving Line Of Credit [Member] | Maximum [Member]
Debt Instrument [Line Items]
Debt Instrument, Interest Rate, Effective Percentage	8.50%
Hendel Revolving Line Of Credit [Member] | Minimum [Member]
Debt Instrument [Line Items]
Debt Instrument, Interest Rate, Effective Percentage	8.00%
BAHA Line Of Credit [Member]
Debt Instrument [Line Items]
Debt Instrument, Maturity Date	Mar. 31, 2017
Long-term Debt, Fair Value	$ 150,000
Debt Instrument, Basis Spread on Variable Rate	3.00%
BAHA Line Of Credit [Member] | Maximum [Member]
Debt Instrument [Line Items]
Debt Instrument, Interest Rate, Effective Percentage	7.00%
BAHA Line Of Credit [Member] | Minimum [Member]
Debt Instrument [Line Items]
Debt Instrument, Interest Rate, Effective Percentage	6.50%